Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Tax Charge in Income Statement

	€ million	€ million	€ million
	2019	2018	2017
Tax charge in income statement		(Restated) (a)	(Restated) (a)
Current tax
Current year	(2,098)	(2,647)	(2,398)
Over/(under) provided in prior years	119	(10)	(21)

	(1,979)	(2,657)	(2,419)

Deferred tax
Origination and reversal of temporary differences	(255)	5	53
Changes in tax rates	(59)	(12)	604
Recognition of previously unrecognised losses brought forward	30	92	92

	(284)	85	749

	(2,263)	(2,572)	(1,670)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Reconciliation of Effective Tax Rate
The reconciliation between the computed weighted average rate of income tax expense, which is generally applicable to Unilever companies, and the actual rate of taxation charged is as follows:

	%	%	%
		2018	2017
Reconciliation of effective tax rate	2019	(Restated) (a)	(Restated) (a)
Computed rate of tax (b)	24	25	26
Differences between computed rate of tax and effective tax rate due to:
Incentive tax credits	(2)	(3)	(4)
Withholding tax on dividends	3	2	2
Expenses not deductible for tax purposes	1	1	1
Irrecoverable withholding tax	1	1	1
Income tax reserve adjustments – current and prior year	—	1	—
Transfer to/(from) unrecognised deferred tax assets	(2)	—	1
Others	1	(1)	(1)
Underlying effective tax rate	26	26	26
Non-underlying items within operating profit (c)	—	(1)	1
Premium paid on Buyback of preference shares (c)	—	—	1
Impact of US tax reform (c)	—	—	(7)
Impact of Spreads disposal (c)	—	(4)	—
Taxes related to the reorganisation of our European business (c)	2	—	—
Effective tax rate	28	21	21

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.
(b)
The computed tax rate used is the average of the standard rate of tax applicable in the countries in which Unilever operates, weighted by the amount of underlying profit before taxation generated in each of those countries. For this reason, the rate may vary from year to year according to the mix of profit and related tax rates.

(c)	See note 3 for explanation of non-underlying items.

Summary of Movements in Deferred Tax Asset (Liability)

	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2019 and 2018	As at 1 January 2019	Income statement	Other	As at 31 December 2019	As at 1 January 2018 (Restated) (a)	Income statement (Restated) (a)	Other (Restated) (a)	As at 31 December 2018 (Restated) (a)
Pensions and similar obligations	404	(81)	(51)	272	316	(26)	114	404
Provisions and accruals	821	(73)	8	756	653	193	(25)	821
Goodwill and intangible assets	(1,911)	(31)	(154)	(2,096)	(1,652)	(154)	(105)	(1,911)
Accelerated tax depreciation	(679)	12	(18)	(685)	(679)	5	(5)	(679)
Tax losses	130	63	(9)	184	130	11	(11)	130
Fair value gains	155	(200)	(5)	(50)	100	58	(3)	155
Fair value losses	22	(2)	(5)	15	24	(2)	—	22
Share-based payments	175	(39)	20	156	194	(14)	(5)	175
Other	77	73	11	161	86	11	(20)	77
Lease liability	428	(113)	4	319	441	2	(15)	428
Right of use asset	(370)	107	(6)	(269)	(383)	1	12	(370)

	(748)	(284)	(205)	(1,237)	(770)	85	(63)	(748)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Deferred Tax Assets and Liabilities

	€ million	€ million	€ million	€ million	€ million	€ million
Deferred tax assets and liabilities	Assets 2019	Assets 2018 (Restated) (a)	Liabilities 2019	Liabilities 2018 (Restated) (a)	Total 2019	Total 2018 (Restated) (a)
Pensions and similar obligations	402	334	(130)	70	272	404
Provisions and accruals	495	578	261	243	756	821
Goodwill and intangible assets	248	41	(2,344)	(1,952)	(2,096)	(1,911)
Accelerated tax depreciation	(67)	(64)	(618)	(615)	(685)	(679)
Tax losses	153	126	31	4	184	130
Fair value gains	(14)	12	(36)	143	(50)	155
Fair value losses	—	2	15	20	15	22
Share-based payments	31	59	125	116	156	175
Other	60	29	101	48	161	77
Lease liability	170	245	149	183	319	428
Right of use asset	(142)	(210)	(127)	(160)	(269)	(370)

	1,336	1,152	(2,573)	(1,900)	(1,237)	(748)

Of which deferred tax to be recovered/(settled) after more than 12 months	1,030	856	(2,681)	(2,027)	(1,651)	(1,171)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.

Summary of Tax Effects of Components of Other Comprehensive Income
Tax effects directly recognised in equity or other comprehensive income were as follows:

	€ million	€ million	€ million	€ million	€ million	€ million
Movements in 2019 and 2018	Before t ax 2019	T ax (charge)/ credit 2019	After tax 2019	Befor e tax 2018 (Restated) (a)	Tax (charge)/ credit 2018 (Restated) (a)	After tax 2018 (Restated) (a)
Gains/(losses) on:
Equity instruments at fair value through other comprehensive income	35	(6)	29	51	—	51
Cash flow hedges	198	(22)	176	(70)	15	(55)
Remeasurements of defined benefit pension plans	381	(28)	353	(437)	109	(328)
Currency retranslation gains/(losses) (a)	6	(21)	(15)	(847)	8	(839)

	620	(77)	543	(1,303)	132	(1,171)

(a)	Restated following adoption of IFRS 16. See note 1 and note 24 for further details.